Quarterly Holdings Report
for
Fidelity® Stocks For Inflation ETF
April 30, 2022
SXE-NPRT3-0622
1.9896216.102

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 1.1%
Liberty Global PLC Class A (a)	19,906	$453,060
Lumen Technologies, Inc.	233,680	2,350,821
		2,803,881
Interactive Media & Services – 2.2%
Alphabet, Inc. Class A (a)	1,780	4,062,298
Meta Platforms, Inc. Class A (a)	8,670	1,738,075
		5,800,373
Media – 0.9%
DISH Network Corp. Class A (a)	17,129	488,348
Fox Corp. Class A	13,674	490,076
Nexstar Media Group, Inc. Class A	3,099	490,944
TEGNA, Inc.	26,167	576,982
The Interpublic Group of Cos., Inc.	14,913	486,462
		2,532,812
TOTAL COMMUNICATION SERVICES		11,137,066
CONSUMER DISCRETIONARY – 6.0%
Automobiles – 0.4%
Ford Motor Co.	76,493	1,083,141
Diversified Consumer Services – 0.5%
Service Corp. International	20,431	1,340,478
Hotels, Restaurants & Leisure – 1.6%
Domino's Pizza, Inc.	2,913	984,594
McDonald's Corp.	7,446	1,855,246
Yum! Brands, Inc.	10,922	1,277,983
		4,117,823
Household Durables – 0.4%
Lennar Corp. Class A	14,052	1,074,837
Multiline Retail – 0.5%
Macy's, Inc.	50,383	1,217,757
Specialty Retail – 2.6%
AutoZone, Inc. (a)	684	1,337,542
Dick's Sporting Goods, Inc.	11,276	1,087,232
O'Reilly Automotive, Inc. (a)	2,113	1,281,640
Signet Jewelers Ltd.	15,281	1,072,726
The Home Depot, Inc.	7,213	2,166,785
		6,945,925
TOTAL CONSUMER DISCRETIONARY		15,779,961
CONSUMER STAPLES – 11.1%
Food Products – 1.7%
Tyson Foods, Inc. Class A	46,663	4,347,125
Household Products – 4.1%
Kimberly-Clark Corp.	31,784	4,412,573
The Procter & Gamble Co.	40,102	6,438,376
		10,850,949
Personal Products – 1.5%
The Estee Lauder Cos., Inc. Class A	14,822	3,913,897

	Shares	Value

Tobacco – 3.8%
Altria Group, Inc.	91,940	$5,109,106
Philip Morris International, Inc.	48,906	4,890,600
		9,999,706
TOTAL CONSUMER STAPLES		29,111,677
ENERGY – 10.2%
Oil, Gas & Consumable Fuels – 10.2%
APA Corp.	220,856	9,039,636
Marathon Oil Corp.	367,172	9,149,926
PDC Energy, Inc.	124,263	8,666,102
TOTAL ENERGY		26,855,664
FINANCIALS – 6.2%
Banks – 0.9%
Popular, Inc.	16,223	1,265,232
Western Alliance Bancorp	15,376	1,170,267
		2,435,499
Capital Markets – 2.1%
Blackstone, Inc. Class A	13,272	1,348,037
Jefferies Financial Group, Inc.	39,626	1,218,896
Raymond James Financial, Inc.	14,018	1,366,194
S&P Global, Inc.	4,375	1,647,188
		5,580,315
Consumer Finance – 2.2%
Capital One Financial Corp.	11,270	1,404,467
Credit Acceptance Corp. (a)	2,849	1,460,113
Discover Financial Services	13,532	1,521,809
Synchrony Financial	36,057	1,327,258
		5,713,647
Insurance – 0.5%
Fidelity National Financial, Inc.	29,515	1,175,287
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.	32,305	1,309,322
TOTAL FINANCIALS		16,214,070
HEALTH CARE – 18.1%
Biotechnology – 2.5%
Moderna, Inc. (a)	21,551	2,896,670
Regeneron Pharmaceuticals, Inc. (a)	5,774	3,805,701
		6,702,371
Health Care Providers & Services – 10.4%
Anthem, Inc.	8,555	4,294,011
Laboratory Corp. of America Holdings (a)	11,993	2,881,678
McKesson Corp.	12,809	3,965,795
Molina Healthcare, Inc. (a)	11,006	3,449,831
Quest Diagnostics, Inc.	23,988	3,210,554
Tenet Healthcare Corp. (a)	42,748	3,099,657
UnitedHealth Group, Inc.	12,493	6,353,315
		27,254,841

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Life Sciences Tools & Services – 1.0%
Bio-Rad Laboratories, Inc. Class A (a)	5,217	$ 2,671,417
Pharmaceuticals – 4.2%
Organon & Co.	97,737	3,159,837
Pfizer, Inc.	95,156	4,669,305
Zoetis, Inc.	18,769	3,326,805
		11,155,947
TOTAL HEALTH CARE		47,784,576
INDUSTRIALS – 4.8%
Air Freight & Logistics – 0.2%
Expeditors International of Washington, Inc.	4,551	450,868
Building Products – 0.5%
Builders FirstSource, Inc. (a)	7,184	442,319
Owens Corning	5,548	504,480
UFP Industries, Inc.	6,138	474,897
		1,421,696
Electrical Equipment – 0.2%
Atkore, Inc. (a)	4,744	455,898
Professional Services – 0.2%
Robert Half International, Inc.	4,302	422,930
Road & Rail – 3.7%
CSX Corp.	131,400	4,512,276
Old Dominion Freight Line, Inc.	1,593	446,231
Union Pacific Corp.	20,718	4,854,020
		9,812,527
TOTAL INDUSTRIALS		12,563,919
INFORMATION TECHNOLOGY – 21.3%
Communications Equipment – 0.6%
Cisco Systems, Inc.	32,717	1,602,479
IT Services – 4.3%
Accenture PLC Class A	5,006	1,503,602
Automatic Data Processing, Inc.	5,057	1,103,336
Cognizant Technology Solutions Corp. Class A	9,537	771,543
Gartner, Inc. (a)	2,452	712,429
International Business Machines Corp.	8,944	1,182,486
Mastercard, Inc. Class A	6,056	2,200,629
Paychex, Inc.	6,590	835,151
VeriSign, Inc. (a)	3,178	567,877
Visa, Inc. Class A	11,330	2,414,763
		11,291,816
Semiconductors & Semiconductor Equipment – 4.8%
Applied Materials, Inc.	9,015	994,805
Broadcom, Inc.	3,166	1,755,199
Intel Corp.	33,456	1,458,347
KLA Corp.	2,357	752,496
Lam Research Corp.	1,730	805,765
Micron Technology, Inc.	12,993	885,992

	Shares	Value

NVIDIA Corp.	15,570	$ 2,887,768
QUALCOMM, Inc.	9,139	1,276,627
Synaptics, Inc. (a)	3,054	453,336
Texas Instruments, Inc.	8,176	1,391,964
		12,662,299
Software – 6.0%
Adobe, Inc. (a)	3,642	1,442,050
Fortinet, Inc. (a)	2,681	774,836
Intuit, Inc.	2,576	1,078,700
Microsoft Corp.	41,377	11,482,945
Oracle Corp.	15,593	1,144,526
		15,923,057
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	85,247	13,439,189
HP, Inc.	21,564	789,889
Seagate Technology Holdings PLC	6,469	530,717
		14,759,795
TOTAL INFORMATION TECHNOLOGY		56,239,446
MATERIALS – 9.1%
Chemicals – 2.9%
Olin Corp.	135,973	7,804,850
Metals & Mining – 3.7%
Nucor Corp.	63,180	9,779,000
Paper & Forest Products – 2.5%
Louisiana-Pacific Corp.	100,599	6,490,648
TOTAL MATERIALS		24,074,498
REAL ESTATE – 5.0%
Equity Real Estate Investment Trusts (REITs) – 5.0%
Extra Space Storage, Inc.	22,874	4,346,060
Kimco Realty Corp.	191,210	4,843,349
Simon Property Group, Inc.	33,030	3,897,540
TOTAL REAL ESTATE		13,086,949
UTILITIES – 3.9%
Electric Utilities – 1.7%
NRG Energy, Inc.	128,214	4,602,883
Gas Utilities – 2.2%
National Fuel Gas Co.	81,779	5,735,161
TOTAL UTILITIES		10,338,044
TOTAL COMMON STOCKS (Cost $270,281,178)		263,185,870

Quarterly Report	3

Money Market Fund – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (b) (Cost $333,385)	333,318	$ 333,385
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $270,614,563)		263,519,255
NET OTHER ASSETS (LIABILITIES) – (0.0%)		(47,382)
NET ASSETS – 100.0%		$ 263,471,873

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$—	$3,844,073	$3,510,688	$127	$—	$—	$333,385	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	5